Subsequent Events (Details)															1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 04, 2017 USD ($) Independent_Director $ / shares shares	Dec. 09, 2016 shares	Dec. 07, 2016 USD ($)	Dec. 05, 2016 USD ($) shares	Nov. 14, 2016 USD ($) shares	Nov. 08, 2016 USD ($) Accreditedinvestors shares	Nov. 04, 2016 USD ($) shares	Nov. 01, 2016 USD ($) shares	Oct. 14, 2016 USD ($) $ / shares	Apr. 12, 2016 USD ($) shares	Apr. 06, 2016 $ / shares shares	Apr. 05, 2016 USD ($) $ / shares shares	Mar. 15, 2016 USD ($)	Jan. 15, 2016 USD ($) Independent_Director $ / shares shares	Oct. 17, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Subsequent Events (Textual)
Due maturity date														Mar. 15, 2016
Restricted common shares sold | shares										700,000
Proceeds for accredited investor										$ 504,000
Restricted shares of common shares | shares														61,001
Restricted shares of common stock issued, Value														$ 76,250
Proceeds of issuance of convertible note payable																		$ 100,000
Commitment fees																$ 150,000		$ 150,000			$ 150,000
OMAG Final Equity Investment [Member]
Subsequent Events (Textual)
Restricted shares of common shares | shares														38,462
Restricted shares of common stock issued, Value														$ 50,000
Common stock, par value (in dollars per share) | $ / shares														$ 1.30
Number of independent directors | Independent_Director														3
2016 Loan Agreement [Member]
Subsequent Events (Textual)
Annual interest rate percentage													10.00%
Commitment fees													$ 60,000
Loan borrowed													600,000
Remaining principal balance													150,000
Proceeds of Loan													389,425
2015 Loan Agreement [Member]
Subsequent Events (Textual)
Accrued interest													$ 575
Independent Director [Member]
Subsequent Events (Textual)
Common stock, par value (in dollars per share) | $ / shares											$ 0.90
Purchase of restricted common stock share | shares											27,778	83,334
The total purchase price paid												$ 75,000
Reduction in accrued salary and expenses												$ 25,000
President [Member]
Subsequent Events (Textual)
Common stock, par value (in dollars per share) | $ / shares												$ 0.90
Purchase of restricted common stock share | shares												56,000
The total purchase price paid												$ 50,400
Reduction in accrued salary and expenses												$ 50,400
Subsequent Event [Member]
Subsequent Events (Textual)
Accredited investor for principal amount					$ 185,000				$ 50,000						$ 75,000
Annual interest rate percentage									5.00%
Due maturity date					May 15, 2017				Apr. 14, 2017
Conversion price per common share | $ / shares									$ 0.65
Issuance shares of common stock purchase warrants | shares															150,000
Description of purchase warrants exercisable															(a) $0.50, or (b) 80% of the Market Price on the Trading Day immediately preceding the relevant Exercise Date.
Restricted common shares sold | shares	123,782			300,000	10,000	20,000	10,000	20,000
Proceeds for accredited investor				$ 150,000	$ 5,000	$ 10,000	$ 5,000	$ 10,000
Restricted shares of common stock issued, Value	$ 76,250
Cancellation and payment of Promissory Note				$ 75,000
Number of accredited investors | Accreditedinvestors						2
Debt conversion, Description					Convertible into the Company's Common Stock only in the case of non-payment or in the Event of Default at a Conversion Price equal to 60% of the three lowest daily Volume Weighted Average Prices for the Company's Common Stock during the twenty trading days immediately preceding the Conversion.
Original issue discount					$ 30,000
Legal fees					5,000
Proceeds of issuance of convertible note payable					$ 150,000
Issued and outstanding Strategic Options | shares		2,915,000
Warrants issued and outstanding description		The Board of Directors extended the expiration date of all 6,422,124 presently issued and outstanding Strategic Warrants (3,211,062 exercisable at $5 per Common Share and 3,211,062 exercisable at $10 per Common Share) from December 31, 2016 to December 31, 2017.
Subsequent Event [Member] | December 2016 Loan Agreement [Member]
Subsequent Events (Textual)
Accredited investor for principal amount			$ 750,000
Annual interest rate percentage			10.00%
Aggregate of loan amount balance			$ 432,710
Proceeds from Sale of Notes Receivable			$ 242,290
Subsequent Event [Member] | Independent Director [Member]
Subsequent Events (Textual)
Restricted common shares sold | shares	81,169							10,000
Proceeds for accredited investor								$ 5,000
Restricted shares of common stock issued, Value	$ 50,000
Closing price of common stock | $ / shares	$ 0.616
Number of independent directors | Independent_Director	3